Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Compensation Expense

	Years ended December 31,
	2019	2018
Wages, salaries and benefits	77,869	69,633
Post-employment benefits	1,639	2,115
Share-based compensation (recovery) expense (Note 22c)	3,126	(1,282)
	82,634	70,466